Schedule of Operating Leases (Details)	Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use asset - current portion	$ 78,306
Operating lease right-of-use asset - non-current portion	26,102
Operating lease right of use asset	104,408
Current operating lease liabilities	88,168
Operating lease liability - non-current portion	31,077
Total Operating lease liability	$ 119,245
Weighted average remaining lease term, operating leases	1 year 3 months 29 days
Weighted average discount rate, operating leases	7.50%